Regulatory Assets and Liabilities	12 Months Ended
Dec. 31, 2021
Regulated Operations [Abstract]
Regulatory Assets and Liabilities	REGULATORY ASSETS AND LIABILITIES

($ millions)	2021	2020
Regulatory assets
Deferred income taxes (Notes 3 and 22)	1,806	1,697
Employee future benefits (Notes 3 and 23)	388	588
Deferred energy management costs (1)	384	334
Rate stabilization and related accounts (2)	339	213
Deferred lease costs (3)	127	122
Manufactured gas plant site remediation deferral (Note 16)	96	107
Generation early retirement costs (4)	48	55
Derivatives (Notes 3 and 25)	20	73
Other regulatory assets (5)	381	399
Total regulatory assets	3,589	3,588
Less: Current portion	(492)	(470)
Long-term regulatory assets	3,097	3,118

Regulatory liabilities
Deferred income taxes (Notes 3 and 22)	1,289	1,361
Future cost of removal (Note 3)	1,217	1,206
Employee future benefits (Notes 3 and 23)	196	43
Rate stabilization and related accounts (2)	116	104
Renewable energy surcharge (6)	107	100
Energy efficiency liability (7)	83	83
Derivatives (Notes 3 and 25)	52	17
Other regulatory liabilities (5)	162	189
Total regulatory liabilities	3,222	3,103
Less: Current portion	(357)	(441)
Long-term regulatory liabilities	2,865	2,662
(1)    Deferred Energy Management Costs: Certain regulated subsidiaries provide energy management services to facilitate customer energy efficiency programs where the related expenditures have been deferred as a regulatory asset and are being amortized, and recovered from customers through rates, on a straight-line basis over periods ranging from two to 10 years.

(2)    Rate Stabilization and Related Accounts: Rate stabilization accounts mitigate the earnings volatility otherwise caused by variability in the cost of fuel, purchased power and natural gas above or below a forecast or predetermined level, and by weather-driven volume variability. At certain utilities, revenue decoupling mechanisms minimize the earnings impact of reduced energy consumption as energy efficiency programs are implemented. Resultant deferrals are recovered from, or refunded to, customers in future rates as approved by the respective regulators.

Related accounts include the annual true-up mechanism at ITC (Note 5).

(3)    Deferred Lease Costs: Deferred lease costs at FortisBC Electric primarily relate to the Brilliant Power Purchase Agreement ("BPPA") (Note 15). The depreciation of the asset under finance lease and interest expense on the finance lease obligation are not being fully recovered in current customer rates since these rates only reflect the cash payments required under the BPPA. The annual differences are being deferred as a regulatory asset, which is expected to be recovered from customers in future rates over the term of the lease, which expires in 2056.

(4)    Generation Early Retirement Costs: TEP and the co-owners of Navajo Generating Station ("Navajo") retired Navajo in 2019, with related decommissioning activities continuing through 2054. TEP also retired Sundt Generating Facility Units 1 and 2 ("Sundt") in 2019. In 2020, the ACC approved the recovery of the retirement costs of Navajo and Sundt over a 10-year period.

(5)    Other Regulatory Assets and Liabilities: Comprised of regulatory assets and liabilities individually less than $40 million.

(6)    Renewable Energy Surcharge: Under the ACC's Renewable Energy Standard ("RES"), UNS Energy is required to increase its use of renewable energy each year until it represents at least 15% of its total annual retail energy requirements by 2025. The cost of carrying out the plan is recovered from retail customers through a RES surcharge. Any RES surcharge collections above or below the costs incurred to implement the plans are deferred as a regulatory liability or asset.
The ACC measures RES compliance through Renewable Energy Credits ("RECs"). Each REC represents one kilowatt hour generated from renewable resources. When UNS Energy purchases renewable energy, the premium paid above the market cost of conventional power equals the REC recoverable through the RES surcharge. When RECs are purchased, UNS Energy records their cost as long-term other assets (Note 9) with a corresponding regulatory liability to reflect the obligation to use the RECs for future RES compliance. When RECs are utilized for RES compliance, energy supply costs and revenue are recognized in an equal amount.

(7)    Energy Efficiency Liability: The energy efficiency liability primarily relates to Central Hudson's Energy Efficiency Program, established to fund environmental policies associated with energy conservation programs as approved by its regulator.

Regulatory assets not earning a return: (i) totalled $1,727 million and $1,678 million as at December 31, 2021 and 2020, respectively; (ii) are primarily related to deferred income taxes and employee future benefits; and (iii) generally do not represent a past cash outlay as they are offset by related liabilities that, likewise, do not incur a carrying cost for rate-making purposes. Recovery periods vary or are yet to be determined by the respective regulators.